Offerings - Offering: 1	Sep. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value (the "Common Shares")
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	61.63
Maximum Aggregate Offering Price	$ 61,630,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 9,435.56
Offering Note

(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (this “Registration Statement”) also covers an indeterminate number of additional Common Shares that may become issuable under the terms of the Worthington Enterprises, Inc. 2025 Equity Plan for Non-Employee Directors (the “Plan”) to prevent dilution resulting from any stock split, stock dividend, recapitalization or other similar transaction or adjustment affecting the Common Shares of Worthington Enterprises, Inc. (the “Registrant”).

(2) Estimated solely for purposes of calculating the aggregate offering price and the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, and computed on the basis of $61.63, which was the average of the high price ($62.53) and the low price ($60.72) per Common Share of the Registrant as reported on the New York Stock Exchange on September 19, 2025, a date within five business days prior to the filing of this Registration Statement.

(3) Represents Common Shares of the Registrant issuable under the Plan.